New and revised standards and interpretations issued but not yet effective	12 Months Ended
Dec. 31, 2017
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New and revised standards and interpretations issued but not yet effective
5.	New and revised standards and interpretations issued but not yet effective

(a)	AMENDMENTS TO IFRS 2 SHARE-BASED PAYMENTS

IFRS 2 clarifies how to account for certain types of share-based payment transactions. The amendments provide requirements on the accounting for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, share-based payment transactions with a net settlement feature for withholding tax obligations, and a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The effective date of these amendments is January 1, 2018. The Company will adopt the amendments as of its effective date. The Company has performed a preliminary assessment and does not expect there to be significant impact on the consolidated financial statements as a result of these amendments.

(b)	IFRS 9 FINANCIAL INSTRUMENTS

IFRS 9 addresses classification and measurement of financial assets and replaces the multiple category and measurement models in IAS 39 for debt instruments with a new mixed measurement model having only two categories: amortized cost and fair value through profit or loss. IFRS 9 also replaces the models for measuring equity instruments and such instruments are either recognized at fair value through profit or loss or at fair value through other comprehensive income. The effective date of this standard is January 1, 2018. The Company will adopt this new standard as of its effective date. As a result of the new classification model and measurement requirements under IFRS 9, the Company will elect to classify the available-for-sale investments as fair value through other comprehensive income investments. Under this classification, there is no recycling of gains or losses from accumulated other comprehensive income to profit or loss. Therefore, the gain recorded in other comprehensive income in the current year of $947 will not be recycled to profit or loss in future periods. The Company has performed a preliminary assessment and does not expect there to be any other significant impacts on the consolidated financial statements as a result of the adoption of this new standard.

(c)	IFRS 15 REVENUE FROM CONTRACTS WITH CUSTOMERS

IFRS 15 was issued by the IASB in May 2014 and specifies how and when revenue should be recognized based on a five- step model, which is applied to all contracts with customers. IFRS 15 becomes effective for annual periods beginning on or after January 1, 2018 with early adoption permitted. The Company will adopt this new standard as of its effective date. The Company has performed a preliminary assessment and does not expect there to be any significant impact on the consolidated financial statements as a result of the adoption of this new standard.

During the year, the Company had undertaken an accounting impact analysis based on a review of the contractual terms of its principal revenue stream. Under IFRS 15, the revenue recognition model will change from one based on the transfer of risks and rewards of ownership to the transfer of control. The Company’s revenue is predominantly derived from sales of dried cannabis and cannabis oil. As the transfer of risks and rewards generally coincides with the transfer of control at a point in time, the timing and amount of revenue considering discounts, rebates, and variable considerations, recognized from this principal revenue stream is unlikely to be materially affected.

(d)	IFRS 16 LEASES

IFRS 16 was issued in January 2016 and replaces the previous guidance on leases. This standard provides a single recognition and measurement model to be applied by lessees to leases, with required recognition of assets and liabilities for most leases. This standard is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted if the Company is also applying IFRS 15, Revenue from Contracts with Customers. The Company will adopt this new standard as of its effective date. The Company is currently evaluating the impact of the adoption of this new standard on its consolidated financial statements.